Inventory - Additional Information (Details) gram in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) gram	Dec. 31, 2019 CAD ($) gram
Classes Of Inventories [Abstract]
Harvested cannabis stock, quantity | gram	10,335	8,380
Inventories recognized as expense	$ 51.7	$ 46.7
Inventory write downs	56.9
Excess and obsolete inventory provision	45.9
Fair value component of excess and obsolete inventory provision	$ 11.0